Fees Summary	Dec. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 565,117,756.80
Previously Paid Amount	0.00
Total Fee Amount	78,042.76
Total Offset Amount	0.00
Net Fee	$ 78,042.76